UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY
Investment Company Act file number: 811-3081
DREYFUS APPRECIATION FUND, INC.
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation
200 Park Avenue
New York, New York 10166
(Address of principal executive offices) (Zip code)

Mark N. Jacobs, Esq.
200 Park Avenue
New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 922-6000

Date of fiscal year end:	12/31
Date of reporting period:	09/30/05

FORM N-Q

Item 1. Schedule of Investments.

DREYFUS APPRECIATION FUND, INC.
STATEMENT OF INVESTMENTS
September 30, 2005 (Unaudited)

Common Stocks--98.0%	Shares		Value($)

Apparel--1.0%
Christian Dior	550,000	[a]	45,403,394

Banking--5.0%
Bank of America	1,950,000		82,095,000
Fannie Mae	200,000		8,964,000
Freddie Mac	550,000		31,053,000
HSBC Holdings, ADR	750,000	[a]	60,922,500
SunTrust Banks	675,000		46,878,750
			229,913,250

Capital Goods--5.5%
Emerson Electric	950,000		68,210,000
General Electric	5,600,000		188,552,000
			256,762,000

Consumer Services--.9%
McDonald's	1,225,000		41,025,250

Consumer Staples--5.8%
Sysco	750,000	[a]	23,527,500
Wal-Mart Stores	1,900,000		83,258,000
Walgreen	3,080,000		133,826,000
Whole Foods Market	200,000		26,890,000
			267,501,500

Diversified Financial--8.6%
American Express	1,600,000		91,904,000
Citigroup	3,700,333		168,439,158
JPMorgan Chase & Co.	2,225,000		75,494,250
Merrill Lynch & Co.	1,050,000	[a]	64,417,500
			400,254,908

Energy--21.0%
BP, ADR	2,300,000		162,955,000
Chevron	2,600,000		168,298,000
ConocoPhillips	1,950,000		136,324,500
Exxon Mobil	5,332,598		338,833,276
Occidental Petroleum	450,000		38,443,500
Royal Dutch Shell, Cl. A, ADR	800,000		52,512,000
Total, ADR	575,000	[a]	78,096,500
			975,462,776

Food, Beverage & Tobacco--15.4%
Altria Group	4,100,000		302,211,000
Anheuser-Busch Cos.	1,400,000	[a]	60,256,000
Coca-Cola	3,140,000		135,616,600
Kraft Foods, Cl. A	200,000		6,118,000
Nestle, ADR	1,250,000		91,528,207
PepsiCo	2,100,000		119,091,000
			714,820,807

Health Care--.8%
UnitedHealth Group	700,000		39,340,000

Household & Personal Products--5.5%
Colgate-Palmolive	1,010,000		53,317,900
Estee Lauder Cos., Cl. A	1,000,000		34,830,000
Procter & Gamble	2,800,000		166,488,000
			254,635,900

Insurance--3.0%
American International Group	750,000		46,470,000
Berkshire Hathaway, Cl. A	820	[b]	67,240,000
Marsh & McLennan Cos.	900,000		27,351,000

			141,061,000

Materials--.6%
Praxair	600,000	[a]	28,758,000

Media/Entertainment--5.2%
McGraw-Hill Cos.	2,200,000		105,688,000
News, Cl. A	5,796,708		90,370,678
News, Cl. B	240,000	[a]	3,960,000
Time Warner	1,007,500		18,245,825
Viacom, Cl. B	700,000	[a]	23,107,000
			241,371,503

Pharmaceuticals & Biotechnology--10.2%
Abbott Laboratories	1,500,000		63,600,000
Eli Lilly & Co.	900,000	[a]	48,168,000
Johnson & Johnson	2,150,000		136,052,000
Merck & Co.	1,500,000	[a]	40,815,000
Pfizer	5,775,000		144,201,750
Roche Holding, ADR	600,000		41,684,699
			474,521,449

Retailing--2.4%
Home Depot	1,200,000		45,768,000
Target	1,300,000		67,509,000
			113,277,000

Semiconductors & Equipment--4.1%
Intel	7,650,000		188,572,500

Software & Services--2.1%
Microsoft	3,750,000		96,487,500

Transportation--.9%
United Parcel Service, Cl. B	600,000		41,478,000

Total Common Stocks
(cost $3,173,740,809)			4,550,646,737

	Principal
Short Term Investments--1.8%	Amount($)		Value($)

U.S. Treasury Bills:
3.15%, 10/06/2005	45,340,000		45,329,572
3.07%, 11/10/2005	33,347,000		33,235,287
3.25%, 11/17/2005	3,582,000		3,567,457
Total Short-Term Investments
(cost $82,120,387)			82,132,316

Investment Of Cash Collateral
for Securities Loaned--2.6%	Shares		Value($)

Registered Investment Company;
Dreyfus Institutional Cash Advantage Fund
(cost $119,755,081)	119,755,081	[c]	119,755,081

Total Investments (cost $3,375,616,277)	102.4%		4,752,534,134

Liabilities, Less Cash and Receivables	(2.4%)		(111,590,671)

Net Assets	100.0%		4,640,943,463

ADR- American Depository Receipts
[a]	All or a portion of these securities are on loan. At September 30, 2005 the total market value of the fund's securities on loan is $115,230,068 and the total market value of the collateral held by the fund is $119,755,081.
[b] Non-income producing.
[c]	Investment in affiliated money market mutual fund.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Item 2. Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

DREYFUS APPRECIATION FUND, INC.

By:	/s/ Stephen E. Canter
Stephen E. Canter
President

Date:	November 22, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of
1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Stephen E. Canter
Stephen E. Canter
Chief Executive Officer

Date:	November 22, 2005

By:	/s/ James Windels
James Windels
Chief Financial Officer

Date:	November 22, 2005

EXHIBIT INDEX

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-
2(a) under the Investment Company Act of 1940. (EX-99.CERT)